Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Amount Due from and Due to Related Parties

The summary of amount due from and due to related parties as the following:

		September 30,	December 31,
	Relationship	2024	2023
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	$—	$354,285

Due to a related party consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	$(221,203)	$—

The summary of amount due from and due to related parties as the following:

		December 31,
	Relationship	2023	2022
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”) and Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	$354,285	$2,240,872

Due to a related party consist of the following:
Harcourt Limited	A related company (note 2)	$-	$(110,773)
(1)	Ms. Fong is the spouse of Mr. Siu. As of December 31, 2023 and 2022, the due from shareholders balance was $354,285 and $2,240,872, respectively.

(2)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

Schedule of Balance Due from Shareholders

The balance due from shareholders consist of the following:

	September 30,	December 31,
	2024	2023
Due (to) from shareholders	$(221,203)	$372,103
Less: allowance for expected credit loss	—	(17,818)
	$(221,203)	$354,285

The balance due from shareholders consist of the following:

	December 31,
	2023	2022
Due from shareholders	$372,103	$2,257,931
Less: allowance for expected credit loss	(17,818)	(17,059)
	$354,285	$2,240,872

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	September 30,	December 31,
	2024	2023
Balance at beginning of the period	$(17,818)	$(17,059)
Provision	—	(759)
Revised	17,818	—
Ending balance	$—	$(17,818)
The movement of allowances for expected credit loss is as follow:
	December 31,
	2023	2022
Balance at beginning of the year	$(17,059)	$(6,312)
Provision	(759)	(10,747)
Ending balance	$(17,818)	$(17,059)

Schedule of Consolidated Financial Statements

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	September 30,
	2024	2023
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$93,750	$90,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	93,750	90,000

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	December 31,
	2023	2022	2021
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$125,000	$120,000	$100,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	125,000	120,000	100,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred	(88,151)	—	—